United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-6269

                      (Investment Company Act File Number)


                              Cash Trust Series II
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 5/31/05


                 Date of Reporting Period: Quarter ended 2/28/05




Item 1.     Schedule of Investments


Municipal Cash Series II
Portfolio of Investments
February 28, 2005 (unaudited)

   Principal
   Amount                                                                    Value



                    Short-Term Municipals--99.7%(1)
                    Alabama--1.9%
$  160,000          Abbeville, AL, IDB Monthly VRDNs (Great
                    Southern Wood, Inc.)/(SouthTrust Bank LOC)          $    160,000
   2,495,000        Birmingham, AL, IDA, Weekly VRDNs (Mrs.
                    Strattons Salads, Inc.)/(SouthTrust Bank
                    LOC)                                                     2,495,000
   1,140,000        Birmingham, AL, IDA, (Series 1997), Weekly
                    VRDNs (Millcraft, AL, Inc.)/(Regions Bank,
                    Alabama LOC)                                             1,140,000
   365,000          Huntsville, AL, IDB, Weekly VRDNs (Giles &
                    Kendall, Inc.)/(SouthTrust Bank LOC)                     365,000
   1,695,000        Perry County, AL, IDB, (Series 2001),
                    Weekly VRDNs (Alabama Catfish Feedmill
                    LLC)/(Regions Bank, Alabama LOC)                         1,695,000
   4,135,000        St. Clair County, AL, IDB, (Series 1993),
                    Weekly VRDNs (Ebsco Industries,
                    Inc.)/(National Australia Bank Ltd.,
                    Melbourne LOC)                                           4,135,000
                    Total                                                    9,990,000
                    Arizona--6.3%
   7,000,000        Apache County, AZ, IDA, (Series 1983B),
                    Weekly VRDNs (Tucson Electric Power
                    Co.)/(Bank of New York LOC)                              7,000,000
   2,500,000        Glendale, AZ, IDA, Weekly VRDNs (Friendship
                    Retirement Corp.)/(Wells Fargo Bank
                    Minnesota N.A. LOC)                                      2,500,000
   700,000          Glendale, AZ, IDA, (Series 1999), Weekly
                    VRDNs (Friendship Retirement Corp.)/(Wells
                    Fargo Bank Minnesota N.A. LOC)                           700,000
   5,000,000  (2)   Maricopa County, AZ, IDA, PUTTERs (Series
                    420), Weekly VRDNs (Catholic Healthcare
                    West)/(J.P. Morgan Chase & Co. LIQ)/(J.P.
                    Morgan Chase Bank, N.A. LOC)                             5,000,000
   2,650,000        Phoenix, AZ, Civic Improvement Corp.,
                    Senior Lien Wastewater System (Series
                    2004A), Weekly VRDNs (MBIA Insurance Corp.
                    INS)/(Dexia Credit Local LIQ)                            2,650,000
   1,400,000        Phoenix, AZ, IDA, (Series 2000), Weekly
                    VRDNs (MechoShade West, Inc.)/(J.P. Morgan
                    Chase Bank, N.A. LOC)                                    1,400,000
   1,000,000  (2)   Phoenix, AZ, IDA, PT-479, Weekly VRDNs
                    (Sunset Ranch Apartments)/(FHLMC
                    GTD)/(FHLMC LIQ)                                         1,000,000
   4,050,000        Pima County, AZ, IDA, Weekly VRDNs (Tucson
                    Electric Power Co.)/(Bank of New York LOC)               4,050,000
   2,250,000        Pima County, AZ, IDA, (Series 2002A),
                    Weekly VRDNs (La Posada at Park Centre,
                    Inc.)/(Lasalle Bank, N.A. LOC)                           2,250,000
   1,715,000  (2)   Pima County, AZ, IDA, FR/RI-L21 (Series
                    2000), Weekly VRDNs (Tucson Electric Power
                    Co.)/(FSA INS)/(Lehman Brothers, Inc. LIQ)               1,715,000
   554,000    (2)   Pima County, AZ, IDA, Single Family
                    Mortgage (PA-159), Weekly VRDNs (GNMA
                    COL)/(Merrill Lynch & Co., Inc. LIQ)                     554,000
   600,000          Tempe, AZ, IDA, (Series 2002C), Weekly
                    VRDNs (Friendship Village of
                    Tempe)/(Lasalle Bank, N.A. LOC)                          600,000
   700,000          Tucson, AZ, IDA, (Series 1989), Weekly
                    VRDNs (Lincoln Garden Tucson LP)/(FHLMC LOC)             700,000
   1,150,000        Tucson, AZ, IDA, MFH Revenue Bonds (Series
                    2002A), Weekly VRDNs (Quality Apartment
                    Living LLC)/(FNMA LOC)                                   1,150,000
   2,000,000        Yavapai, AZ, IDA, (Series 1997B), Weekly
                    VRDNs (Yavapai Regional Medical
                    Center)/(FSA INS)/(Dexia Credit Local LIQ)               2,000,000
                    Total                                                    33,269,000
                    Arkansas--1.7%
   4,100,000        Arkansas Development Finance Authority,
                    (Series 1999A), Weekly VRDNs (Riceland
                    Foods, Inc.)/(BNP Paribas SA LOC)                        4,100,000
   1,225,000        Arkansas Development Finance Authority,
                    (Series 2000A), Weekly VRDNs (Riceland
                    Foods, Inc.)/(BNP Paribas SA LOC)                        1,225,000
   3,440,000        Nashville, AR, (Series 2000), Weekly VRDNs
                    (Ox Bodies)/(Regions Bank, Alabama LOC)                  3,440,000
                    Total                                                    8,765,000
                    California--0.1%
   507,127    (2)   Koch Floating Rate Trust (California
                    Non-AMT) (Series 1998-1), Weekly VRDNs
                    (AMBAC INS)/(State Street Bank and Trust
                    Co. LIQ)                                                 507,127
                    Colorado--1.5%
   1,295,000        Colorado HFA, (Series 1996), Weekly VRDNs
                    (Neppl-Springs Fabrication)/(U.S. Bank,
                    N.A. LOC)                                                1,295,000
   1,620,000        Colorado HFA, (Series 2000A), Weekly VRDNs
                    (New Belgium Brewing Co., Inc.)/(Wells
                    Fargo Bank, N.A. LOC)                                    1,620,000
   5,000,000        Denver, CO, City & County Airport
                    Authority, (Series 2004B), Weekly VRDNs
                    (CDC IXIS Financial Guaranty N.A.
                    INS)/(Bayerische Landesbank Girozentrale
                    LIQ)                                                     5,000,000
                    Total                                                    7,915,000
                    District Of Columbia--0.3%
   380,000    (2)   District of Columbia HFA, Roaring Forks
                    Certificates (Series 2000-23), Weekly VRDNs
                    (GNMA COL)/(Bank of New York LIQ)                        380,000
   1,330,000        District of Columbia, (Series 1999C),
                    Weekly VRDNs (George Washington
                    University)/(MBIA Insurance Corp.
                    INS)/(Bank of America N.A. LIQ)                          1,330,000
                    Total                                                    1,710,000
                    Florida--3.0%
   3,885,000  (2)   Escambia County, FL, HFA, (Series 2004
                    FR/RI-L12), Weekly VRDNs (GNMA COL)/(Lehman
                    Brothers Holdings, Inc. LIQ)                             3,885,000
   4,000,000        Greater Orlando, FL, Aviation Authority,
                    Weekly VRDNs (Cessna Aircraft Co.)/(Textron
                    Inc. GTD)                                                4,000,000
   4,500,000        Highlands County, FL, Health Facilities
                    Authority, Hospital Revenue Bonds, 3.35%
                    TOBs (Adventist Health System/ Sunbelt
                    Obligated Group), Mandatory Tender 9/1/2005              4,533,456
   3,250,000  (2)   Lee County, FL, Solid Waste System, (Series
                    2003 FR/RI-L24J), Weekly VRDNs (MBIA
                    Insurance Corp. INS)/(Lehman Brothers
                    Holdings, Inc. LIQ)                                      3,250,000
                    Total                                                    15,668,456
                    Georgia--6.8%
   7,000,000        Cobb County, GA, IDA, (Series 1997), Weekly
                    VRDNs (Wyndham Gardens)/(ABN AMRO Bank NV,
                    Amsterdam LOC)                                           7,000,000
   1,500,000        De Kalb Private Hospital Authority, GA,
                    (Series 1994B), Weekly VRDNs (Egleston
                    Children's Hospital at Emory University,
                    Inc.)/(SunTrust Bank LOC)                                1,500,000
   5,595,000        Fulton County, GA, Development Authority,
                    (Series 1999), Weekly VRDNs (Boy's and
                    Girl's Clubs)/(SunTrust Bank LOC)                        5,595,000
   2,000,000        Fulton County, GA, IDA, (Series 1989),
                    Weekly VRDNs (STO Corp.)/(Dresdner Bank AG,
                    Frankfurt LOC)                                           2,000,000
   590,000          Gwinnett County, GA, Development Authority,
                    (Series 2004), Weekly VRDNs (Pak-Lite,
                    Inc.)/(Wachovia Bank N.A. LOC)                           590,000
   5,000,000        Medical Center Hospital Authority, GA,
                    (Series 2004), Weekly VRDNs (Spring Harbor
                    at Green Island)/(Bank of Scotland,
                    Edinburgh LOC)                                           5,000,000
   6,000,000        Monroe County, GA, Development Authority,
                    (2nd Series 1995), 1.20% TOBs (Georgia
                    Power Co.), Mandatory Tender 4/19/2005                   6,000,000
   7,000,000        Savannah, GA, EDA, (Series 1995A), Weekly
                    VRDNs (Home Depot, Inc.)                                 7,000,000
   1,000,000        Savannah, GA, EDA, (Series 2003C), Weekly
                    VRDNs (Marshes of Skidaway Island)/(BNP
                    Paribas SA LOC)                                          1,000,000
                    Total                                                    35,685,000
                    Idaho--0.7%
   3,720,000        Minidoka County, ID, IDC, (Series 1998),
                    Weekly VRDNs (Nature's Best Produce,
                    Inc.)/(BNP Paribas SA LOC)                               3,720,000
                    Illinois--4.3%
   3,500,000        Aurora City, IL, (Series 2000), Weekly
                    VRDNs (Cleveland Hardware & Forging
                    Co.)/(Fifth Third Bank, Cincinnati LOC)                  3,500,000
   14,000,000       Chicago, IL, Water Revenue, (Series 2004),
                    Weekly VRDNs (MBIA Insurance Corp.
                    INS)/(Dexia Credit Local LIQ)                            14,000,000
   2,075,000        Illinois Development Finance Authority,
                    IDB, Weekly VRDNs (T&D Investments
                    LLC)/(U.S. Bank, N.A. LOC)                               2,075,000
   1,780,000  (2)   Illinois Housing Development Authority,
                    MERLOTS (Series 2000 UUU), 2.17% TOBs
                    (Wachovia Bank N.A. LIQ), Optional Tender
                    11/10/2005                                               1,780,000
   1,214,000        Peoria, IL, (Series 1996), Weekly VRDNs
                    (J.T. Fennell Co., Inc.)/(J.P. Morgan Chase
                    Bank, N.A. LOC)                                          1,214,000
                    Total                                                    22,569,000
                    Indiana--4.7%
   1,015,000        Carmel, IN, (Series 1996-A), Weekly VRDNs
                    (Telamon Corp.)/(Lasalle Bank, N.A. LOC)                 1,015,000
   2,380,000        Franklin, IN, Lakeview I Apartments (Series
                    1994), Weekly VRDNs (Pedcor Investments
                    LP)/(FHLB of Indianapolis LOC)                           2,380,000
   1,425,000        Huntington, IN, (Series 1998), Weekly VRDNs
                    (DK Enterprises LLC)/(Wells Fargo Bank
                    Minnesota N.A. LOC)                                      1,425,000
   545,000          Indiana Development Finance Authority,
                    Economic Development Revenue Refunding
                    Bonds, Weekly VRDNs (T. M. Morris
                    Manufacturing Co., Inc.)/(J.P. Morgan Chase
                    Bank, N.A. LOC)                                          545,000
   7,100,000        Indianapolis, IN, (Series 2004A), Weekly
                    VRDNs (Nora Commons LP)/(Lasalle Bank, N.A.
                    LOC)                                                     7,100,000
   460,000          Tipton, IN, (Series 1997), Weekly VRDNs
                    (MCJS LLC)/(J.P. Morgan Chase Bank, N.A.
                    LOC)                                                     460,000
   10,000,000       Whiting, IN, Environmental Facilities
                    Revenue, (Series 2002B) Daily VRDNs (BP
                    Products North America, Inc.)/(BP PLC GTD)               10,000,000
   1,685,000        Winamac, IN, (Series 1997), Weekly VRDNs
                    (Pulaski Health Foundation, Inc.)/(Key
                    Bank, N.A. LOC)                                          1,685,000
                    Total                                                    24,610,000
                    Iowa--0.2%
   975,000          Iowa Finance Authority, (Series 1998),
                    Weekly VRDNs (Schumacher Elevator)/(Wells
                    Fargo Bank Minnesota N.A. LOC)                           975,000
                    Kentucky--3.5%
   360,000          Boone County, KY, (Series 1996), Weekly
                    VRDNs (Western States Envelope Co.)/(J.P.
                    Morgan Chase Bank, N.A. LOC)                             360,000
   8,500,000        Boyd County, KY, (Series 2003), Weekly
                    VRDNs (Air Products & Chemicals, Inc.)                   8,500,000
   3,500,000        Graves County, KY, (Series 1988), Weekly
                    VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC)             3,500,000
   2,835,000        Henderson, KY, IDRB, (Series 1998), Weekly
                    VRDNs (Vincent Industrial Plastics,
                    Inc.)/(Fifth Third Bank, Cincinnati LOC)                 2,835,000
   2,947,000        Kenton County, KY, (Series 1999), Weekly
                    VRDNs (Packaging Un-limited of Northern
                    Kentucky, Inc.)/(National City Bank,
                    Kentucky LOC)                                            2,947,000
   300,000          Muhlenberg County, KY, (Series 1997),
                    Weekly VRDNs (Plastic Products Co.)/(Wells
                    Fargo Bank Minnesota N.A. LOC)                           300,000
                    Total                                                    18,442,000
                    Louisiana--0.8%
   4,000,000        Louisiana Local Government Environmental
                    Facilities Community Development Authority,
                    (Series 2004), Weekly VRDNs (The Academy of
                    the Sacred Heart of New Orleans)/(SunTrust
                    Bank LOC)                                                4,000,000
                    Maryland--3.1%
   3,795,000        Maryland State Economic Development Corp.,
                    (Series 1999A), Weekly VRDNs (Victor
                    Graphics, Inc.)/(Manufacturers & Traders
                    Trust Co., Buffalo, NY LOC)                              3,795,000
   10,000,000       Montgomery County, MD, EDA, (Series 2004),
                    Weekly VRDNs (Riderwood Village,
                    Inc.)/(Manufacturers & Traders Trust Co.,
                    Buffalo, NY LOC)                                         10,000,000
   2,695,000  (2)   Montgomery County, MD, Housing
                    Opportunities Commission, (Series 2004
                    FR/RI-L5), Weekly VRDNs (Lehman Brothers
                    Holdings, Inc. LIQ)                                      2,695,000
                    Total                                                    16,490,000
                    Massachusetts--0.6%
   3,200,000        Massachusetts State HFA, (Series R), 1.15%
                    BANs, 5/2/2005                                           3,200,000
                    Michigan--0.5%
   2,500,000  (2)   Detroit, MI, Economic Development Corp.,
                    Resource Recovery (MERLOTS Series
                    2000-A90), Weekly VRDNs (AMBAC
                    INS)/(Wachovia Bank N.A. LIQ)                            2,500,000
                    Minnesota--0.6%
   445,000          Byron, MN, Weekly VRDNs (Schmidt
                    Printing)/(Wells Fargo Bank Minnesota N.A.
                    LOC)                                                     445,000
   3,000,000        Minnesota State HFA, (Series K), 2.30%
                    TOBs, Mandatory Tender 12/14/2005                        3,000,000
                    Total                                                    3,445,000
                    Mississippi--2.0%
   2,420,000        Mississippi Business Finance Corp., (Series
                    2000A), Weekly VRDNs (TT&W Farm Products,
                    Inc.)/(Amsouth Bank N.A., Birmingham, AL
                    LOC)                                                     2,420,000
   5,390,000  (2)   Mississippi Home Corp., Roaring Forks
                    (Series 2001-14), Weekly VRDNs (GNMA
                    COL)/(Bank of New York LIQ)                              5,390,000
   1,945,000  (2)   Mississippi Home Corp., Roaring Forks
                    (Series 2002-16), Weekly VRDNs (GNMA
                    COL)/(Bank of New York LIQ)                              1,945,000
   700,000          Senatobia, MS, Weekly VRDNs (Deltona
                    Lighting Products, Inc.)/(SouthTrust Bank
                    LOC)                                                     700,000
                    Total                                                    10,455,000
                    Missouri--0.9%
   4,500,000        Kansas City, MO, IDA, (Series 2004B),
                    Weekly VRDNs (The Bishop Spencer Place,
                    Inc.)/(Commerce Bank, N.A., Kansas City LOC)             4,500,000
                    Multi State--12.4%
   1,528,000  (2)   BNY Municipal Certificates Trust (Series
                    2002-BNY1), Weekly VRDNs (Bank of New York
                    LIQ)/(Bank of New York LOC)                              1,528,000
   1,000,000  (2)   Charter Mac Floater Certificates Trust I,
                    (Nat-2 Series), Weekly VRDNs (MBIA
                    Insurance Corp. INS)/(Bayerische Landesbank
                    Girozentrale, Dexia Bank, Belgium, Fleet
                    National Bank, KBC Bank NV, Landesbank
                    Baden-Wuerttemberg, Lloyds TSB Bank PLC,
                    London and State Street Bank and Trust Co.
                    LIQs)                                                    1,000,000
   7,000,000  (2)   Charter Mac Floater Certificates Trust I,
                    (Nat-4 Series), Weekly VRDNs (MBIA
                    Insurance Corp. INS)/(Bayerische Landesbank
                    Girozentrale, Dexia Bank, Belgium, Fleet
                    National Bank, KBC Bank NV, Landesbank
                    Baden-Wuerttemberg, Lloyds TSB Bank PLC,
                    London and State Street Bank and Trust Co.
                    LIQs)                                                    7,000,000
   9,083,000  (2)   Clipper Tax-Exempt Certificates Trust (AMT
                    MultiState) (Series 1999-3), Weekly VRDNs
                    (State Street Bank and Trust Co. LIQ)                    9,083,000
   20,131,000 (2)   Clipper Tax-Exempt Certificates Trust (AMT
                    Multistate) (Series 2002-09), Weekly VRDNs
                    (AMBAC, FGIC, FSA, MBIA Insurance Corp.
                    INS) and State Street Bank and Trust Co.
                    LIQs)                                                    20,131,000
   2,734,736  (2)   Clipper Tax-Exempt Certificates Trust
                    (Multistate-AMT) (Series 2003-01), Weekly
                    VRDNs (Merrill Lynch & Co., Inc. LIQ)                    2,734,736
   2,611,500  (2)   Clipper Tax-Exempt Certificates Trust
                    (Multistate-AMT) (Series 2003-03), Weekly
                    VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc.
                    LIQ)                                                     2,611,500
   10,578,037 (2)   Clipper Tax-Exempt Certificates Trust
                    (Multistate-AMT) (Series 2003-10), Weekly
                    VRDNs (GNMA COL)/(State Street Bank and
                    Trust Co. LIQ)                                           10,578,037
   6,906,861  (2)   Clipper Tax-Exempt Certificates Trust
                    (Multistate-AMT) (Series 2004-02), Weekly
                    VRDNs (State Street Bank and Trust Co. LIQ)              6,906,861
   4,005,000  (2)   Roaring Fork Municipal Products LLC (Series
                    2000-12), Weekly VRDNs (Bank of New York
                    LIQ)                                                     4,005,000
                    Total                                                    65,578,134
                    New Hampshire--0.1%
   498,000          New Hampshire Business Finance Authority,
                    (Series A), Weekly VRDNs (Upper Valley
                    Press)/(Key Bank, N.A. LOC)                              498,000
                    New Jersey--1.3%
   7,000,000        New Jersey Turnpike Authority, (Series
                    2003C-1), Weekly VRDNs (FSA INS)/(WestLB AG
                    (Guaranteed) LIQ)                                        7,000,000
                    New Mexico--3.9%
   20,765,418       New Mexico Mortgage Finance Authority,
                    (Series 2004), 2.59% TOBs (Trinity Plus
                    Funding Co. LLC), Mandatory Tender 3/1/2005              20,765,418
                    Ohio--13.2%
   2,000,000  (2)   ABN AMRO MuniTOPS Certificates Trust (Ohio
                    Non-AMT) Series 2004-14, Weekly VRDNs
                    (Columbus, OH City School District)/(FSA
                    INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                   2,000,000
   5,000,000        Akron, Bath & Copley, OH Joint Township,
                    (Series 2004B), Weekly VRDNs (Summa Health
                    System)/(J.P. Morgan Chase Bank, N.A. LOC)               5,000,000
   2,000,000        Belmont County, OH, 1.36% BANs, 3/16/2005                2,000,211
   2,450,000        Brecksville City, OH, (Series 2004), 1.50%
                    BANs, 5/5/2005                                           2,450,859
   1,920,000        Clark County, OH, 2.75% BANs, 2/23/2006                  1,924,589
   1,290,000  (2)   Cleveland, OH, Airport System, (PT-799),
                    Weekly VRDNs (FSA INS)/(Merrill Lynch &
                    Co., Inc. LIQ)                                           1,290,000
   7,615,000        Cuyahoga County, OH, Health Care
                    Facilities, (Series 2001), Weekly VRDNs
                    (Gardens of McGregor & Amasa Stone)/(Key
                    Bank, N.A. LOC)                                          7,615,000
   490,000          Cuyahoga County, OH, Hospital Authority,
                    (Series 2000), Weekly VRDNs (The Sisters of
                    Charity of St. Augustine Health System,
                    Inc.)/(National City Bank, Ohio LOC)                     490,000
   1,500,000        Dublin, OH, Industrial Development
                    Refunding Revenue Bonds (Series 1997),
                    Weekly VRDNs (Witco Corp.)/(Fleet National
                    Bank LOC)                                                1,500,000
   1,000,000        Franklin County, OH, Revenue, (Series
                    2000F), Weekly VRDNs (Trinity Healthcare
                    Credit Group)                                            1,000,000
   4,945,000        Hamilton County, OH, Hospital Facilities
                    Authority, Series B Revenue Bonds, Weekly
                    VRDNs (Health Alliance of Greater
                    Cincinnati)/(MBIA Insurance Corp.
                    INS)/(Credit Suisse First Boston LIQ)                    4,945,000
   2,975,000        Hamilton County, OH, (Series 2000A), Weekly
                    VRDNs (Deaconess Long Term Care,
                    Inc.)/(Lasalle Bank, N.A. LOC)                           2,975,000
   1,750,000        Hamilton County, OH, (Series 2004), Weekly
                    VRDNs (Stratford Heights)/(Bank of New York
                    and Citizens Bank of Pennsylvania LOCs)                  1,750,000
   400,000          Hamilton, OH, Multi-Family Housing, (Series
                    2003B: Knollwood Crossing II Apartments),
                    Weekly VRDNs (Pedcor Investments-2003-LIX
                    LP)/(FHLB of Indianapolis LOC)                           400,000
   1,250,000        Lake County, OH, 2.00% BANs, 4/14/2005                   1,251,311
   5,000,000        Mahoning County, OH, IDA, (Series 1999),
                    Weekly VRDNs (Modern Builders Supply,
                    Inc.)/(PNC Bank, N.A. LOC)                               5,000,000
   750,000          Medina County, OH, (Series 1998), Weekly
                    VRDNs (Mack Industries, Inc.)/(Huntington
                    National Bank, Columbus, OH LOC)                         750,000
   1,050,000        North Olmsted, OH, 1.55% BANs, 5/4/2005                  1,050,453
   3,560,000        North Ridgeville, OH, 1.52% BANs, 5/4/2005               3,561,167
   1,580,000  (2)   Ohio HFA, Variable Rate Certificates
                    (Series 2001-I), Weekly VRDNs (GNMA
                    COL)/(Bank of America N.A. LIQ)                          1,580,000
   1,660,000        Ohio State Higher Educational Facilities
                    Commission, (Series A), Weekly VRDNs (John
                    Carroll University, OH)/(Allied Irish Banks
                    PLC LOC)                                                 1,660,000
   5,600,000        Ohio State, Solid Waste Revenue Bonds
                    (Series 1998) Daily VRDNs (BP Exploration &
                    Oil, Inc.)/(BP PLC GTD)                                  5,600,000
   1,175,000        Ohio Waste Development Authority Solid
                    Waste, (Series 2002) Daily VRDNs (BP
                    Products North America, Inc.)/(BP PLC GTD)               1,175,000
   1,690,000        Salem, OH, 1.55% BANs, 5/5/2005                          1,690,593
   2,780,000        Shaker Heights, OH, (Series A), 2.25% BANs,
                    5/12/2005                                                2,784,487
   2,000,000        Toledo-Lucas County, OH, Port Authority,
                    Airport Development Revenue Bonds (Series
                    1996-1), Weekly VRDNs (Burlington Air
                    Express, Inc.)/(ABN AMRO Bank NV, Amsterdam
                    LOC)                                                     2,000,000
   6,460,000        Trumbull County, OH, Sewer District, 1.36%
                    BANs, 4/5/2005                                           6,461,900
                    Total                                                    69,905,570
                    Oklahoma--0.4%
   2,000,000        Oklahoma Development Finance Authority,
                    (Series 2003), 2.42% TOBs (ConocoPhillips
                    Co.)/(ConocoPhillips GTD), Mandatory Tender
                    12/1/2005                                                2,000,000
                    Oregon--0.4%
   720,000          Oregon State Economic & Community
                    Development Commission, (Series 191),
                    Weekly VRDNs (Western Oregon Door
                    LLC)/(Wells Fargo Bank Minnesota N.A. LOC)               720,000
   1,500,000        Port of Morrow, OR, (Series 2001A), Weekly
                    VRDNs (Threemile Canyon Farms LLC)/(Key
                    Bank, N.A. LOC)                                          1,500,000
                    Total                                                    2,220,000
                    Pennsylvania--1.0%
   2,670,000        Montgomery County, PA, IDA, (Series 2000),
                    Weekly VRDNs (American Foodservice
                    Corp.)/(Wachovia Bank N.A. LOC)                          2,670,000
   345,000          Pennsylvania EDFA, (Series 1998A), Weekly
                    VRDNs (Fourth Generation Realty LLC)/(PNC
                    Bank, N.A. LOC)                                          345,000
   2,500,000        Pennsylvania EDFA, Wastewater Treatment
                    Revenue Refunding Bonds (Series 2004B),
                    Weekly VRDNs (Sunoco, Inc.)                              2,500,000
                    Total                                                    5,515,000
                    Puerto Rico--0.6%
   3,000,000  (2)   Puerto Rico Public Finance Corp., PUTTERs
                    (Series 272), Weekly VRDNs (J.P. Morgan
                    Chase Bank, N.A. LIQ)/(J.P. Morgan Chase
                    Bank, N.A. LOC)                                          3,000,000
                    South Carolina--1.7%
   1,000,000        Berkeley County, SC, IDB, (Series 1996A),
                    Weekly VRDNs (Nucor Corp.)                               1,000,000
   8,000,000        Berkeley County, SC, IDB, (Series 1998),
                    Weekly VRDNs (Nucor Corp.)                               8,000,000
                    Total                                                    9,000,000
                    South Dakota--0.9%
   4,500,000        South Dakota Housing Development Authority,
                    (2003 Series F), Weekly VRDNs (Landesbank
                    Hessen-Thueringen, Frankfurt LIQ)                        4,500,000
                    Tennessee--1.4%
   270,000          Benton County TN, IDB, (Series 1996),
                    Weekly VRDNs (Jones Plastic and Engineering
                    Corp.)/(National City Bank, Kentucky LOC)                270,000
   1,075,000        Chattanooga, TN, IDB, Revenue Bonds (Series
                    1997), Weekly VRDNs (TB Wood's Inc.)/(PNC
                    Bank, N.A. LOC)                                          1,075,000
   2,515,000        Hamilton County, TN, IDB, Weekly VRDNs
                    (Pavestone Co.)/(J.P. Morgan Chase Bank,
                    N.A. LOC)                                                2,515,000
   3,100,000        Union City, TN, IDB, (Series 1995), Weekly
                    VRDNs (Kohler Co.)/(Wachovia Bank N.A. LOC)              3,100,000
   400,000          Union County, TN, IDB, (Series 1995),
                    Weekly VRDNs (Cooper Container
                    Corp.)/(SunTrust Bank LOC)                               400,000
                    Total                                                    7,360,000
                    Texas--11.6%
   1,000,000        Brazos Harbor, TX, Industrial Development
                    Corp., (Series 2003), 1.80% TOBs
                    (ConocoPhillips Co.)/(ConocoPhillips GTD),
                    Optional Tender 8/1/2005                                 1,000,000
   4,000,000        Brazos River Authority, TX, (Series 2001A),
                    Weekly VRDNs (TXU Energy)/(Wachovia Bank
                    N.A. LOC)                                                4,000,000
   10,000,000       Gulf Coast, TX, IDA, Marine Terminal
                    Revenue Bonds (Series 1993) Daily VRDNs (BP
                    Amoco Corp)                                              10,000,000
   14,000,000       Gulf Coast, TX, Waste Disposal Authority
                    Daily VRDNs (BP Amoco Corp)                              14,000,000
   1,417,000  (2)   Harris County, TX, HFDC, Roaring Forks
                    Certificates (Series 2001-13), Weekly VRDNs
                    (GNMA COL)/(Bank of New York LIQ)                        1,417,000
   1,250,000        North Central Texas HFDC, Hospital Revenue
                    Bonds, 5.50% Bonds (Baylor Health Care
                    System), 5/15/2005                                       1,260,160
   3,940,000  (2)   San Antonio, TX, Electric & Gas System,
                    MERLOTS (Series 2002-A53), 1.75% TOBs (FSA
                    INS)/(Wachovia Bank N.A. LIQ), Optional
                    Tender 7/20/2005                                         3,940,000
   7,140,000        Southeast Texas Housing Finance Corp.,
                    Weekly VRDNs (Rosemont at Garth
                    Apartments)/(Wachovia Bank N.A. LOC)                     7,140,000
   1,120,000        Tarrant County, TX, IDC, Weekly VRDNs
                    (Holden Business Forms)/(Lasalle Bank, N.A.
                    LOC)                                                     1,120,000
   5,000,000        Texas State Department of Housing &
                    Community Affairs, (Series 2004F), 1.95%
                    TOBs, Mandatory Tender 8/3/2005                          5,000,000
   2,095,000  (2)   Texas State Department of Housing &
                    Community Affairs, MERLOTS (Series
                    2001-A109), 2.22% TOBs (GNMA COL)/(Wachovia
                    Bank N.A. LIQ), Optional Tender 11/16/2005               2,095,000
   10,000,000       Texas State, (Series 2004), 3.00% TRANs,
                    8/31/2005                                                10,069,039
                    Total                                                    61,041,199
                    Virginia--4.6%
   6,000,000        Henrico County, VA, EDA, (Series 2003B),
                    Weekly VRDNs (Westminster-Canterbury of
                    Richmond)/(KBC Bank NV LOC)                              6,000,000
   1,430,000        Henrico County, VA, EDA, (Series 2003B),
                    Weekly VRDNs (Westminster-Canterbury of
                    Richmond)/(KBC Bank NV LOC)                              1,430,000
   15,500,000       James City County, VA, IDA, (Series 1997),
                    Weekly VRDNs (Riverside Health System)                   15,500,000
   1,500,000        Virginia College Building Authority,
                    (Series 2002), Weekly VRDNs (Shenandoah
                    University)/(Branch Banking & Trust Co. of
                    Virginia LOC)                                            1,500,000
                    Total                                                    24,430,000
                    Washington--0.9%
   5,000,000  (2)   Clark County, WA, Public Utilities District
                    No. 001, MERLOTS (Series 2001-A116), 2.11%
                    TOBs (FSA INS)/(Wachovia Bank N.A. LIQ),
                    Optional Tender 11/10/2005                               5,000,000
                    West Virginia--0.7%
   3,760,000        Ritchie County, WV, IDRB (Series 1996),
                    Weekly VRDNs (Simonton Building Products,
                    Inc.)/(PNC Bank, N.A. LOC)                               3,760,000
                    Wisconsin--1.1%
   4,000,000        Combined Locks, WI, Development Revenue
                    Bonds, (Series 1997), Weekly VRDNs
                    (Appleton Papers)/(Lasalle Bank, N.A. LOC)               4,000,000
   1,000,000        Wausau, WI, IDA, (Series 2002), Weekly
                    VRDNs (Apogee Enterprises, Inc.)/(Bank of
                    New York LOC)                                            1,000,000
   795,000          Wisconsin Housing & EDA, Business
                    Development Revenue Bonds (Series 1995),
                    Weekly VRDNs (Carlson Tool & Manufacturing
                    Corp.)/(U.S. Bank, N.A. LOC)                             795,000
                    Total                                                    5,795,000
                    Total MUNICIPAL Investments--99.7%
                    (AT AMORTIZED COST)(3)                                   525,783,904
                    Other assets and liabilities--net--0.3%                    1,658,720
                    Total Net assets--100%                               $    527,442,624

       Securities that are subject to the federal alternative minimum tax
       (AMT) represent 61.4% of the portfolio as calculated based upon total portfolio market value.
1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or
       MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch
       Rating, are all considered rated in one of the two highest short-term rating categories.
       Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At February 28, 2005, the portfolio securities were rated as follows:
       Tier Rating Based on Total Market Value


       First Tier  Second Tier
       98.2%         1.8%


2      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act 1933.  These securities, all of which have been deemed liquid by criteria approved by the fund's Board of
       Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At February 28, 2005, these securities amounted to $116,501,261 which represents 22.1% of total net assets.
3      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
COL         --Collateralized
EDA         --Economic Development Authority
EDFA        --Economic Development Financing Authority
FGIC        --Financial Guaranty Insurance Company
FHLB        --Federal Home Loan Bank
FHLMC       -- Federal Home Loan Mortgage Corporation
FNMA        -- Federal National Mortgage Association
FSA         -- Financial Security Assurance
GNMA        --Government National Mortgage Association
GTD         --Guaranteed
HFA         --Housing Finance Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDC         --Industrial Development Corporation
IDRB        --Industrial Development Revenue Bond
INS         --Insured
LIQ         --Liquidity Agreement
LOC(s)      --Letter(s) of  Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
MFH         --Multi-Family Housing
PUTTERs     --Puttable Tax-Exempt Receipts
TOBs        --Tender Option Bonds
TRANs       --Tax and Revenue Anticipation Notes
VRDNs       --Variable Rate Demand Notes
















Treasury Cash Series II
Portfolio of Investments
February 28, 2005 (unaudited)

    Principal
    Amount                                                                     Value
                        U.S. Treasury--20.3%
                        U.S. Treasury Bills--17.0%(1)
$   34,000,000          1.880% - 2.805%, 3/3/2005 - 8/18/2005              $   33,796,598
                        U.S. Treasury Notes--3.3%
    6,500,000           1.125% - 1.625%, 3/31/2005 - 6/30/2005                 6,493,747
                        Total u.s. treasury                                    40,290,345
                        Repurchase Agreements--83.3%
    39,000,000          Interest in $1,000,000,000 joint repurchase
                        agreement with ABN AMRO Bank NV, New York,
                        2.620%, dated 2/28/2005 to be repurchased at
                        $39,002,838 on  3/1/2005, collateralized by
                        U.S. Treasury Obligations with various
                        maturities to 11/15/2028, collateral market
                        value $1,020,074,282                                   39,000,000
    39,000,000          Interest in $1,800,000,000 joint repurchase
                        agreement with BNP Paribas Securities Corp.,
                        2.620%, dated 2/28/2005 to be repurchased at
                        $39,002,838 on 3/1/2005, collateralized by
                        U.S. Treasury Obligations with various
                        maturities to 5/15/2009, collateral market
                        value $1,836,134,484                                   39,000,000
    25,014,000          Interest in $1,853,000,000 joint repurchase
                        agreement with Barclays Capital, Inc.,
                        2.620%, dated 2/28/2005 to be repurchased at
                        $25,015,820 on 3/1/2005, collateralized by
                        U.S. Treasury Obligations with various
                        maturities to 4/15/2029, collateral market
                        value $1,890,198,154                                   25,014,000
    10,000,000  (2)     Interest in $500,000,000 joint repurchase
                        agreement with Deutsche Bank Securities,
                        Inc., 2.340%, dated 12/13/2004 to be
                        repurchased at $10,063,700 on 3/22/2005,
                        collateralized by U.S. Treasury Obligations
                        with various maturities to 8/15/2020,
                        collateral market value $514,876,004                   10,000,000
    9,000,000   (2)     Interest in $670,000,000 joint repurchase
                        agreement with Deutsche Bank Securities,
                        Inc., 2.610%, dated 2/9/2005 to be
                        repurchased at $9,053,505 on 5/3/2005,
                        collateralized by U.S. Treasury Obligations
                        with various maturities to 2/15/2015,
                        collateral market value $688,275,854                   9,000,000
    39,000,000          Interest in $1,300,000,000 joint repurchase
                        agreement with J.P. Morgan Securities, Inc.,
                        2.620%, dated 2/28/2005 to be repurchased at
                        $39,002,838 on  3/1/2005, collateralized by
                        U.S. Treasury Obligations with various
                        maturities to 2/15/2031, collateral market
                        value $1,326,501,984                                   39,000,000
    4,000,000   (2)     Interest in $500,000,000 joint repurchase
                        agreement with UBS Securities LLC, 2.740%,
                        dated 2/23/2005 to be repurchased at
                        $4,032,271 on 6/10/2005, collateralized by a
                        U.S. Treasury Obligation with a maturity of
                        11/15/2007, collateral market value
                        $510,001,752                                           4,000,000
                        Total Repurchase Agreements                            165,014,000
                        Total Investments---103.6% (at amortized
                        cost)(3)                                               205,304,345
                        other assets and liabilities---net---(3.6)%            (7,125,981)
                        total net assets----100%                           $   198,178,364

1    Discount rate at time of purchase.

2 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.






Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.     Exhibits



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Cash Trust Series II

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        April 19, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        April 19, 2005